Owners' Capital/Partners' Equity - IPO and equity offering (Details) $ / shares in Units, $ in Thousands									12 Months Ended
	Nov. 03, 2017 USD ($)	Jun. 15, 2017 $ / shares	May 16, 2017 USD ($) shares	May 15, 2017 USD ($) $ / shares shares	Feb. 24, 2017 $ / shares shares	Jan. 27, 2017 USD ($) $ / shares shares	Aug. 05, 2016 USD ($) $ / shares shares	Jun. 26, 2015 USD ($) $ / shares shares	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2016 shares	Dec. 31, 2015 shares	Jan. 01, 2016 shares
Equity offering - Issuance of units and proceeds
Net proceeds from issuance of preference units | $									$ 138,804
Number of subordinated units converted into common units			9,822,358
Subordinated units to common units conversion ratio			1
GasLog Ltd.
Equity offering - Issuance of units and proceeds
General partner interest in GasLog Partners						2.00%	2.00%
ATM Programme
Equity offering - Issuance of units and proceeds
Aggregate offering price | $	$ 144,040		$ 100,000
ATM Programme | GasLog Ltd.
Equity offering - Issuance of units and proceeds
General partner interest in GasLog Partners									2.00%
Common units
Equity offering - Issuance of units and proceeds
Number of units issued in public offering or any equity offering						3,750,000	2,750,000	7,500,000	6,607,405	2,750,000	7,500,000
Price per unit | $ / shares						$ 20.50	$ 19.50	$ 23.90
Net proceeds from issuance of units after deducting underwriting discount and other offering expenses | $						$ 78,197	$ 52,299	$ 171,831
Number of units outstanding									41,002,121	24,572,358		21,822,358
Common units | Underwriters
Equity offering - Issuance of units and proceeds
Number of units issued in public offering or any equity offering					120,000
Price per unit | $ / shares					$ 20.50
Common units | ATM Programme
Equity offering - Issuance of units and proceeds
Number of units issued in public offering or any equity offering									2,737,405
Price per unit | $ / shares									$ 22.97
Net proceeds from issuance of units after deducting underwriting discount and other offering expenses | $									$ 61,224
Preference units
Equity offering - Issuance of units and proceeds
Number of preference units issued				5,750,000					5,750,000
Price per unit | $ / shares				$ 25.00
Liquidation preference per unit | $ / shares		$ 25.00
Net proceeds from issuance of preference units | $				$ 138,804					$ 138,804
Distribution rate		8.625%		8.625%
Number of units outstanding									5,750,000	0		0
Preference units | Underwriters
Equity offering - Issuance of units and proceeds
Number of preference units issued				750,000
Liquidation preference per unit | $ / shares				$ 25.00
Subordinated units
Equity offering - Issuance of units and proceeds
Number of units outstanding									0	9,822,358		9,822,358
General partner units
Equity offering - Issuance of units and proceeds
Number of units issued in public offering or any equity offering									134,846	56,122	153,061
Number of units outstanding									836,779	701,933		645,811
General partner units | GasLog Ltd.
Equity offering - Issuance of units and proceeds
Number of units issued in public offering or any equity offering						78,980	56,122	153,061
Net proceeds from issuance of units after deducting underwriting discount and other offering expenses | $						$ 1,619	$ 1,094	$ 3,658
General partner interest in GasLog Partners								2.00%
General partner units | ATM Programme | GasLog Ltd.
Equity offering - Issuance of units and proceeds
Number of units issued in public offering or any equity offering									55,866
Net proceeds from issuance of units after deducting underwriting discount and other offering expenses | $									$ 1,283